                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

         /s/John M. Stein  Cincinnati, Ohio  February 1, 2000
         ----------------  ----------------  ----------------


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                            ------
Form 13F Information Table Entry Total:        58
                                            -----
Form 13F Information Table Value Total:     $116,603
                                            --------
                                            (thousands)
List of Other Included Managers:  None



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


COLUMN 1                                 COLUMN 2            COLUMN 3        COLUMN 4           COLUMN 5
----------------------------------------------------------------------------------------------------------------------------
Name of Issuer                           Title of Class      CUSIP           FMV (000's)      Shares    SH\PRN   PUT\ CALL
----------------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp.                Common              019754100       $     445          8,000   SH
----------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp-CL A           Common              06652B103       $     406         51,100   SH
----------------------------------------------------------------------------------------------------------------------------
Boston Private Financial Hldgs Inc.      Common              101119105       $   5,119        602,200   SH
----------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                            Common              151313103       $   1,488         56,000   SH
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae                               Common              313586109       $     999         16,000   SH
----------------------------------------------------------------------------------------------------------------------------
Financial Industries Corp                Common              317574101       $     999         99,890   SH
----------------------------------------------------------------------------------------------------------------------------
First Citizens Bancshares Inc            Common              31946M103       $   5,932         85,050   SH
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac -- Voting                    Common              313400301       $   1,035         22,000   SH
----------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp Inc.                Common              381197102       $     518         30,000   SH
----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services              Common              416515104       $     474         10,000   SH
----------------------------------------------------------------------------------------------------------------------------
Hawthorne Financial Corp.                Common              420542102       $   3,579        286,354   SH
----------------------------------------------------------------------------------------------------------------------------
Intercontinental Life Corp               Common              458593100       $   1,276        137,950   SH
----------------------------------------------------------------------------------------------------------------------------
Intuit Inc.                              Common              461202103       $   3,596         60,000   SH
----------------------------------------------------------------------------------------------------------------------------
Intuit Inc.                              Put                 461202953       $   3,596         60,000   SH
----------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot Corp.                    Common              475070108       $     546          8,000   SH
----------------------------------------------------------------------------------------------------------------------------
Life Financial Corp                      Common              53184P101       $   2,482        620,525   SH
----------------------------------------------------------------------------------------------------------------------------
Local Financial Corp 144A                Common              539553206       $   2,957        285,000   SH
----------------------------------------------------------------------------------------------------------------------------
Local Financial Corp                     Common              539553305       $  16,157      1,557,300   SH
----------------------------------------------------------------------------------------------------------------------------
Matrix Bancorp Inc.                      Common              576819106       $   5,624        468,641   SH
----------------------------------------------------------------------------------------------------------------------------
Metrocorp Bancshares Inc.                Common              591650106       $   2,805        340,000   SH
----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial                     Common              638612101       $   1,117         40,000   SH
----------------------------------------------------------------------------------------------------------------------------
Reliastar Financial Corp.                Common              75952U103       $     470         12,000   SH
----------------------------------------------------------------------------------------------------------------------------
SEI Investments Co.                      Common              784117103       $   1,321         11,100   SH
----------------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares                Common              827064106       $   1,188         24,000   SH
----------------------------------------------------------------------------------------------------------------------------
Sterling Financial  Corp-Wash            Common              859319105       $   2,891        251,430   SH
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc.                   Common              939322103       $   1,300         50,000   SH
----------------------------------------------------------------------------------------------------------------------------
Abbott Labs                              Common              002814100       $     813         22,400   SH
----------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co Cl A              Common              002896207       $      75          2,802   SH
----------------------------------------------------------------------------------------------------------------------------
Argonaut Group Incorporated              Common              040157109       $     203         10,300   SH
----------------------------------------------------------------------------------------------------------------------------
Associates First Capital Corp            Common              046008108       $     173          6,290   SH
----------------------------------------------------------------------------------------------------------------------------
Bank One Corporation                     Common              06423A103       $   1,308         40,793   SH
----------------------------------------------------------------------------------------------------------------------------
Bristol-Meyers Squibb Corp               Common              110122108       $     616          9,600   SH
----------------------------------------------------------------------------------------------------------------------------
Charter One Financial Inc.               Common              160903100       $     991         51,834   SH
----------------------------------------------------------------------------------------------------------------------------
Broadwing                                Common              111620100       $     612         16,600   SH
----------------------------------------------------------------------------------------------------------------------------
Cinergy Corporation                      Common              172474108       $     347         14,400   SH
----------------------------------------------------------------------------------------------------------------------------
Convergys Corp.                          Common              212485106       $     510         16,600   SH
----------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                      Common             3316773100       $   1,880         25,650   SH
----------------------------------------------------------------------------------------------------------------------------
First Indiana Company                    Common              32054R108       $   1,307         60,108   SH
----------------------------------------------------------------------------------------------------------------------------
Firstar Corporation                      Common              33763T104       $   1,584         75,000   SH
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Company                       Common              345370100       $     641         12,000   SH
----------------------------------------------------------------------------------------------------------------------------
General Mills Incorporated               Common              370334104       $   1,073         30,000   SH
----------------------------------------------------------------------------------------------------------------------------



COLUMN 1                                     COLUMN 6         COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------
Name of Issuer                            Investment Dis   Oth Mgrs    Sole         Shared          None
----------------------------------------------------------------------------------------------------------
Allmerica Financial Corp.                 Sole                              8,000          -           -
----------------------------------------------------------------------------------------------------------
BankUnited Financial Corp-CL A            Sole                             51,100          -           -
----------------------------------------------------------------------------------------------------------
Boston Private Financial Hldgs Inc.       Sole                            602,200          -           -
----------------------------------------------------------------------------------------------------------
Cendant Corp.                             Sole                             56,000          -           -
----------------------------------------------------------------------------------------------------------
Fannie Mae                                Sole                             16,000          -           -
----------------------------------------------------------------------------------------------------------
Financial Industries Corp                 Sole                             99,890          -           -
----------------------------------------------------------------------------------------------------------
First Citizens Bancshares Inc             Sole                             85,050          -           -
----------------------------------------------------------------------------------------------------------
Freddie Mac -- Voting                     Sole                             22,000          -           -
----------------------------------------------------------------------------------------------------------
Golden State Bancorp Inc.                 Sole                             30,000          -           -
----------------------------------------------------------------------------------------------------------
Hartford Financial Services               Sole                             10,000          -           -
----------------------------------------------------------------------------------------------------------
Hawthorne Financial Corp.                 Sole                            286,354          -           -
----------------------------------------------------------------------------------------------------------
Intercontinental Life Corp                Sole                            137,950          -           -
----------------------------------------------------------------------------------------------------------
Intuit Inc.                               Sole                             60,000          -           -
----------------------------------------------------------------------------------------------------------
Intuit Inc.                               Sole                             60,000          -           -
----------------------------------------------------------------------------------------------------------
Jefferson Pilot Corp.                     Sole                              8,000          -           -
----------------------------------------------------------------------------------------------------------
Life Financial Corp                       Sole                            620,525          -           -
----------------------------------------------------------------------------------------------------------
Local Financial Corp 144A                 Sole                            285,000          -           -
----------------------------------------------------------------------------------------------------------
Local Financial Corp                      Sole                          1,557,300          -           -
----------------------------------------------------------------------------------------------------------
Matrix Bancorp Inc.                       Sole                            468,641          -           -
----------------------------------------------------------------------------------------------------------
Metrocorp Bancshares Inc.                 Sole                            340,000          -           -
----------------------------------------------------------------------------------------------------------
Nationwide Financial                      Sole                             40,000          -           -
----------------------------------------------------------------------------------------------------------
Reliastar Financial Corp.                 Sole                             12,000          -           -
----------------------------------------------------------------------------------------------------------
SEI Investments Co.                       Sole                             11,100          -           -
----------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares                 Sole                             24,000          -           -
----------------------------------------------------------------------------------------------------------
Sterling Financial  Corp-Wash             Sole                            251,430          -           -
----------------------------------------------------------------------------------------------------------
Washington Mutual Inc.                    Sole                             50,000          -           -
----------------------------------------------------------------------------------------------------------
Abbott Labs                               Sole                             22,400          -           -
----------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co Cl A               Sole                              2,802          -           -
----------------------------------------------------------------------------------------------------------
Argonaut Group Incorporated               Sole                             10,300          -           -
----------------------------------------------------------------------------------------------------------
Associates First Capital Corp             Sole                              6,290          -           -
----------------------------------------------------------------------------------------------------------
Bank One Corporation                      Sole                             40,793          -           -
----------------------------------------------------------------------------------------------------------
Bristol-Meyers Squibb Corp                Sole                              9,600          -           -
----------------------------------------------------------------------------------------------------------
Charter One Financial Inc.                Sole                             51,834          -           -
----------------------------------------------------------------------------------------------------------
Broadwing                                 Sole                             16,600          -           -
----------------------------------------------------------------------------------------------------------
Cinergy Corporation                       Sole                             14,400          -           -
----------------------------------------------------------------------------------------------------------
Convergys Corp.                           Sole                             16,600          -           -
----------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                       Sole                             25,650          -           -
----------------------------------------------------------------------------------------------------------
First Indiana Company                     Sole                             60,108          -           -
----------------------------------------------------------------------------------------------------------
Firstar Corporation                       Sole                             75,000          -           -
----------------------------------------------------------------------------------------------------------
Ford Motor Company                        Sole                             12,000          -           -
----------------------------------------------------------------------------------------------------------
General Mills Incorporated                Sole                             30,000          -           -
----------------------------------------------------------------------------------------------------------

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

----------------------------------------------------------------------------------------------------------------------

Huntington Bancshares, Inc.              Common              446150104       $   2,252         94,567   SH
----------------------------------------------------------------------------------------------------------------------
Miller Herman Inc.                       Common              600544100       $   2,753        120,000   SH
----------------------------------------------------------------------------------------------------------------------
Keycorp                                  Common              493267108       $     575         26,000   SH
----------------------------------------------------------------------------------------------------------------------
Eli Lilly & Company                      Common              532457108       $   2,838         42,680   SH
----------------------------------------------------------------------------------------------------------------------
Office Depot Incorporated                Common              676220106       $     410         37,500   SH
----------------------------------------------------------------------------------------------------------------------
PNC Bank Corporation                     Common              693475105       $   1,068         24,000   SH
----------------------------------------------------------------------------------------------------------------------
Sears, Roebuck & Company                 Common              812387108       $     374         12,300   SH
----------------------------------------------------------------------------------------------------------------------
Too, Inc.                                Common              890333107       $     253         14,642   SH
----------------------------------------------------------------------------------------------------------------------
The Limited Incorporated                 Common              532716107       $   4,440        102,500   SH
----------------------------------------------------------------------------------------------------------------------
Unitrin Incorporated                     Common              913275103       $   1,028         27,316   SH
----------------------------------------------------------------------------------------------------------------------
Ventas Inc.                              Common              92276F100       $     235         56,000   SH
----------------------------------------------------------------------------------------------------------------------
X-Rite Inc.                              Common              983857103       $     735        120,000   SH
----------------------------------------------------------------------------------------------------------------------
Superior Financial Corp                  Common              86861100        $   6,091        547,500   SH
----------------------------------------------------------------------------------------------------------------------
East West Bancorp                        Common              27579R104       $   1,430        125,000   SH
----------------------------------------------------------------------------------------------------------------------
Gateway American                         Common              367569100       $     563        150,000   SH
----------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                      Common              90262T100       $   7,951        386,667   SH
----------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                      Common              90262T308       $   3,598        175,000   SH
----------------------------------------------------------------------------------------------------------------------
                                                                             $ 116,603      7,640,589




-----------------------------------------------------------------------------------------------------------------------

Huntington Bancshares, Inc.                            Sole                             94,567          -           -
-----------------------------------------------------------------------------------------------------------------------
Miller Herman Inc.                                     Sole                            120,000          -           -
-----------------------------------------------------------------------------------------------------------------------
Keycorp                                                Sole                             26,000          -           -
-----------------------------------------------------------------------------------------------------------------------
Eli Lilly & Company                                    Sole                             42,680          -           -
-----------------------------------------------------------------------------------------------------------------------
Office Depot Incorporated                              Sole                             37,500          -           -
-----------------------------------------------------------------------------------------------------------------------
PNC Bank Corporation                                   Sole                             24,000          -           -
-----------------------------------------------------------------------------------------------------------------------
Sears, Roebuck & Company                               Sole                             12,300          -           -
-----------------------------------------------------------------------------------------------------------------------
Too, Inc.                                              Sole                             14,642          -           -
-----------------------------------------------------------------------------------------------------------------------
The Limited Incorporated                               Sole                            102,500          -           -
-----------------------------------------------------------------------------------------------------------------------
Unitrin Incorporated                                   Sole                             27,316          -           -
-----------------------------------------------------------------------------------------------------------------------
Ventas Inc.                                            Sole                             56,000          -           -
-----------------------------------------------------------------------------------------------------------------------
X-Rite Inc.                                            Sole                            120,000          -           -
-----------------------------------------------------------------------------------------------------------------------
Superior Financial Corp                                Sole                            547,500          -           -
-----------------------------------------------------------------------------------------------------------------------
East West Bancorp                                      Sole                            125,000          -           -
-----------------------------------------------------------------------------------------------------------------------
Gateway American                                       Sole                            150,000          -           -
-----------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                    Sole                            386,667          -           -
-----------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                    Sole                            175,000          -           -
-----------------------------------------------------------------------------------------------------------------------
                                                                                     7,640,589          -           -